Vanguard Emerging Markets Government Bond Index Fund Shareholder Fees - Admiral Prospectus [Member] - Vanguard Emerging Markets Government Bond Index Fund - Admiral Shares	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage)	0.75%
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Maximum Account Fee	$ 25